Shareholder Fees {- Fidelity® International Growth Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 | Fidelity® International Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none